Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of the Net Deferred Tax Asset
The components of the net deferred tax asset are as follows:

	In Thousands
	2017	2016
Deferred tax asset:
Federal	$7,222	11,316
State	2,068	1,863
	9,290	13,179
Deferred tax liability:
Federal	(1,402)	(2,010)
State	(464)	(411)
	(1,866)	(2,421)
Net deferred tax asset	$7,424	10,758

Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise
The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2017	2016
Financial statement allowance for loan losses in excess of tax allowance	$5,925	8,252
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,539)	(1,941)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,075	1,423
Writedown of other real estate not deductible for income tax purposes until sold	161	287
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(480)
Unrealized loss on securities available-for-sale	1,498	2,533
Equity based compensation	178	—
Other items, net	453	684
	$7,424	10,758

Summary of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2017
Current	$14,004	2,354	16,358
Deferred	3,205	(209)	2,996
Total	$17,209	2,145	19,354
2016
Current	$12,910	2,095	15,005
Deferred	(136)	(28)	(164)
Total	$12,774	2,067	14,841
2015
Current	$10,871	1,653	12,524
Deferred	1,028	210	1,238
Total	$11,899	1,863	13,762

Reconciliation of Actual Income Tax Expense to the Expected Tax Expense
A reconciliation of actual income tax expense of $19,354,000, $14,841,000 and $13,762,000 for the years ended December 31, 2017, 2016 and 2015, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	In Thousands
	2017	2016	2015
Computed “expected” tax expense	$14,579	13,761	12,793
State income taxes, net of Federal income tax benefit	1,346	1,364	1,243
Tax exempt interest, net of interest expense exclusion	(415)	(401)	(266)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	399	370	312
Earnings on cash surrender value of life insurance	(292)	(283)	(298)
Expenses not deductible for tax purposes	43	40	35
Equity based compensation expense	16	35	13
Revaluation of federal deferred tax assets due to change in tax rates	3,603	—	—
Other	75	(45)	(70)
	$19,354	14,841	13,762